united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 3/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

Annual Report

AlphaCentric Asset Rotation Fund
AlphaCentric Smart Money Fund

March 31, 2015

AlphaCentric Funds
36 New York Avenue, Floor 2
Huntington NY, 11743
1-844-223-8637

March 31, 2015

Dear Shareholders,

We are pleased to provide our first Annual Letter to Shareholders. The AlphaCentric Asset Rotation Fund (the “Fund”) officially launched on July 31, 2014. The market behavior during the Fund’s short, initial fiscal period was marked with high volatility and indecisiveness by investors.

The portfolio strategy utilized by the Fund is built upon the objective of risk-controlled growth. The portfolio systematically allocates and rotates between cash, U.S. Treasury bonds, U.S. large-cap equities, U.S. small/midcap equities, developed foreign equities, and emerging market equities using a rules-based approach that ranks the asset classes according to proprietary relative strength scores.

Asset classes are ranked and the portfolio holdings are rebalanced monthly to hold a concentration within the asset classes from the above list that  are highest in relative strength. The Fund’s allocation will generally be invested in 1-3 asset classes, and the Fund invests in exchange traded funds (ETFs) representing the chosen asset classes. The overall allocation can be all equities, all cash/Treasury bonds, or a blend depending upon the results from the ranking methodologies used.

The Fund’s initial fiscal period was marked by strength in U.S. Treasury bond prices and general volatility in equity asset classes. The ability of the Fund to rotate and allocate to the asset classes of highest relative strength proved valuable during this timeframe as the Fund was heavily invested in U.S. Treasury bond ETFs during this period, producing a return of 5.67% with lower overall volatility than the broad stock market.

Moving into 2015, the markets continued to reflect volatility and indecision. For January and March of 2015, the Fund produced positive returns in contrast to generally negative returns from the broad stock market for those months. However, the strength that had been so prominent in U.S. Treasury bonds gave way in February of 2015 with a sharp decline in bond prices fueled by renewed fear of rising interest rates. February of 2015 produced the biggest drawdown the Fund has experienced so far as the whipsaw in U.S. Treasury bond prices hurt the portfolio, which was positioned 100% in U.S Treasury bond ETFs for the month. This drawdown is the reason the Fund has underperformed the S&P 500 TR Index during its initial fiscal period. Although painful in the short term, this type of whipsaw and drawdown is expected in a momentum-based strategy, and the drawdown experienced was well within the parameters expected from the approach. The Fund closed its short initial fiscal period with a positive 1.65% and 1.72% return for the A share (ROTAX) and I share (ROTIX) classes, respectively. This compares favorably to the Morningstar Tactical Allocation category return of 0.19% during the same timeframe.

Exhibit 1: Aggregate Return Performance as of March 31, 2015
	2014
Share Class	(From 07/31/2014)	2015 YTD	Since Inception (07/31/2014)
Class I (ROTIX)	5.64%	-3.71%	1.72%
Class A (ROTAX)	5.67%	-3.80%	1.65%
Class C (ROTCX)	5.59%	-3.71%	1.67%
S&P 500 TR Index	7.60%	0.95%	8.62%
Tactical Allocation Category	-1.60%	1.81%	0.19%
Class A with Sales Charge	-0.40%	-9.32%	-4.19%

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the fund’s prospectus please call the fund, toll free at 844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com.

The Fund’s objective is to achieve long-term capital appreciation with lower overall risk than the equity market. We seek to meet that objective for investors by harvesting the majority of gains from generally rising stock markets while placing an emphasis on preserving capital or even making positive returns during severe stock market declines. In order to achieve this objective, and have the chance at providing superior risk-adjusted returns over the buy-and-hold approach over full market cycles, we must do something different. Our systematic, rules-based, asset rotation approach provides that “something different”.

As our investment approach is rules-based and responds to changing momentum between market asset classes instead of using predictions, we do not offer an investment outlook for the financial markets or economy. We will continue to follow the disciplined process that has shown itself to be very effective. At the time of the writing of this letter, the markets continue to be marked with a high level of indecision, with U.S. Treasury bonds and both U.S. and foreign stocks battling for the top spot in strength. This kind of behavior is usually short-lived and a new leader will emerge. While it remains to be seen which asset class will emerge as that leader, we remain confident that the unemotional, rules-based, asset rotation approach used by the Fund will help provide a good solution to the shareholders of the Fund as we move into the future.

The Fund continues to grow and we thank you for your continued support and confidence in our investment approach.

Sincerely,

Gordon L. Nelson, CPA, CFP®

Tyler Vanderbeek, CFP®

 Portfolio Managers

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

4235-NLD-4/13/2015

March 31, 2015

Dear Shareholders,

We are pleased to provide our first Annual Letter to Shareholders. The AlphaCentric Smart Money Fund (SMRTX, SMRCX & SMRIX) officially launched on July 31, 2014.

“Smart Money” refers to investments or actions by those the advisor considers to be experienced and well informed, including corporate insiders and large activist investors. The Smart Money Fund seeks to offer investors an opportunity to invest in U.S. companies that are experiencing significant Smart Money activity by investing in insider buying and/or activist investor situations concurrently with the company implementing a corporate event designed to create value, such as a buyback or spin-off.

Performance Review

A number of academic studies and our research indicate that this Smart Money approach can outperform the market over long periods of time. Historically, our research indicates, however, that the strategy tends to underperform during the later stages of a momentum-driven bull market, such as 2006 and 2007. Since the Fund’s inception, we believe the market has presented this type of environment, which has contributed to the Fund’s relative underperformance.

In fact, the HFRX Event Driven Index, which tracks investment managers who invest in event-driven situations such as a share repurchase or spin-off, highlights this performance trend. In 2007, the HFRX Event Driven Index underperformed the S&P 500 TR Index by 89 bps yet outperformed in 2008 by 14.88%. Since Fund launch through March 31, 2015, SMRTX has outperformed the HFRX Event Driven Index by 148 bps, returning -4.41% versus the HFRX Event Driven Index returning -5.89%. Both have underperformed the 8.62% return for the S&P 500 TR Index. Because only a fraction of its constituents are considered event-driven stocks, the S&P 500 TR Index’s recent performance reflects the momentum-driven nature of the current market environment.

We believe the type of market environment that the Fund has experienced since inception will not persist. 2015 has already started to present some volatility that has impacted momentum-driven stocks and provided event-driven stocks the opportunity to outperform, to the benefit of the Fund. Since February 2015, when the Greek debt crisis returned to the headlines and the Federal Reserve indicated that it would likely begin tightening, SMRTX has outperformed with a 4.95% return versus a 4.07% return for the S&P 500 TR Index.

Exhibit 1: Aggregate Return Performance as of March 31, 2015
Share Class	2015 YTD	Since Inception (07/31/2014)
Class I (SMRIX)	-0.93%	-4.38%
Class A (SMRTX)	-0.93%	-4.41%
Class C (SMRCX)	-0.83%	-4.39%
S&P 500 TR Index	0.95%	8.62%
HFRX Event Driven Index	1.44%	-5.89%
Class A with Sales Charge	-6.65%	-9.91%

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the fund’s prospectus please call the fund, toll free at 844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com.

Portfolio Positioning

The number of Smart Money opportunities in which we can invest makes us excited about the potential of the strategy. As of the date of this letter, the Fund holds 39 stocks with an average market capitalization of $15 billion and a median market capitalization of $2 billion. The Fund’s strategy exposure on a weighted average basis is approximately:

	•	71% Insider Buying + Buyback Exposure
	•	25% Insider Buying + Spin-Off Exposure
	•	38% Insider Buying + Activist Investor Exposure
	•	4% Insider Buying Only Exposure
	•	28% Insider Buying + Buyback + Activist Investor Exposure
	•	10% Insider Buying + Spin-Off + Activist Investor Exposure

Total Exposure = Individual Categories (71% + 25% + 38% + 4%) - Overlap of Categories (28% + 10%)

Summary

While the Smart Money Fund has underperformed the broader stock market since inception, it has still performed favorably in comparison to event-driven situations as seen in February 2015 as discussed above. We are excited about our exposure to Smart Money situations and believe the Fund and strategy will outperform over the long run. Furthermore, based our historical understanding of this strategy, we believe the Fund can provide investors outperformance versus the market over the long-term as it transitions away from a momentum-driven bull market.

Sincerely,

David Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

The HFRX Event Driven Index tracks investment managers who invest in event-driven situations. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

4234-NLD-4/13/2015

AlphaCentric Asset Rotation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the period ended March 31, 2015, compared to its benchmarks:

Since Inception ****-
March 31, 2015
Class A without load	1.65%
Class A with 5.75% load	(4.19)%
Class C	1.67%
Class I	1.72%
S&P 500 Total Return Index **	8.62%
MSCI The World Index Growth Gross (USD) ***	7.16%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on March 31, 2015 (Class A and C). The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31,2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, sales charges, 12b-1 fees, dividend expensese on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.00%, 2.75%, and 1.75% for the AlphaCentric Asset Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

** The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

*** The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

**** The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Comparison of the Change in vlaue of a $10,000 investment

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Debt Fund	67.1%
Exchange Traded Funds - Equity Fund	32.5%
Other / Cash & Cash Equivalents	0.4%
100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Smart Money Fund
PORTFOLIO REVIEW (Unaudited)
 March 31, 2015

The Fund’s performance figures* for the period ended March 31, 2015, compared to its benchmarks:

Since Inception ****-
March 31, 2015
Class A without load	(4.41)%
Class A with 5.75% load	(9.91)%
Class C	(4.39)%
Class I	(4.38)%
S&P 500 Total Return Index **	8.62%
Russell 2000 Total Return ***	12.87%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on March 31, 2015 (Class A and C). The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Smart Money Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 1.90%, 2.65%, and 1.65% for the AlphaCentric Smart Money Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637

** The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

*** The Russell 2000 Index measures the performance of approximately 2,000 small-cap companies of the biggest U.S. stocks.

**** The AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

Comparison of the Change in vlaue of a $10,000 investment

AlphaCentric Smart Money Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2015

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	8.8%
Internet	8.6%
Oil & Gas	6.3%
Media	5.7%
Pharmaceuticals	5.6%
Diversified Financial Services	5.6%
Chemicals	5.1%
Real Estate Investment Trusts	4.4%
Miscellaneous Manufacturing	4.3%
Mining	3.9%
Other Assets Less Liabilities	41.7%
100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	DEBT FUND - 67.1%
339,521	iShares 20+ Year Treasury Bond ETF	$44,371,999

	EQUITY FUND - 32.5%
232,050	Vanguard Extended Market ETF	21,457,664
	TOTAL EXCHANGE TRADED FUNDS (Cost $67,408,100)	65,829,663

	TOTAL INVESTMENTS - 99.6% (Cost $67,408,100) (a)	$65,829,663
	OTHER ASSETS LESS LIABILITIES - 0.4%	295,174
	NET ASSETS - 100%	$66,124,837

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,834,644 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$104,815
Unrealized Depreciation:	(2,109,796)
Net Unrealized Depreciation:	$(2,004,981)

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS
March 31, 2015

Shares		Value
	COMMON STOCKS - 98.0%
	APPAREL - 2.7%
1,184	Unifi, Inc. *	$42,731

	BANKS - 2.8%
978	Bank of Commerce Holdings	5,477
125	Independent Bank Group, Inc.	4,864
2,400	KeyCorp	33,984
		44,325
	BEVERAGES - 2.8%
400	Keurig Green Mountain, Inc.	44,692

	BIOTECHNOLOGY - 8.9%
525	Gilead Sciences, Inc. *	51,518
700	Ligand Pharmaceuticals, Inc. - Class B *	53,977
1,000	OvaScience, Inc. *	34,730
		140,225
	CHEMICALS - 5.2%
1,000	Dow Chemical Co.	47,980
2,250	Rayonier Advanced Materials, Inc.	33,525
		81,505
	COMMERCIAL SERVICES - 2.9%
2,150	Hertz Global Holdings, Inc. *	46,612

	COMPUTERS - 2.2%
550	SanDisk Corp.	34,991

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
650	American Express Co.	50,778
9,835	Ladenburg Thalmann Financial Services, Inc. *	37,963
		88,741
	ENERGY - ALTERNATIVE SOURCES - 2.3%
1,500	SunEdison, Inc. *	36,000

	ENGINEERING & CONSTRUCTION - 2.3%
2,000	Aegion Corp. *	36,100

	FOOD - 2.9%
1,250	Mondelez International, Inc. - Class A	45,112

	FOREST PRODUCTS & PAPER - 2.6%
925	Veritiv Corp. *	40,820

	INTERNET - 8.6%
818	Lands’ End, Inc. *	29,350
3,000	RetailMeNot, Inc. *	54,030
1,200	Yahoo, Inc. *	53,322
		136,702
	IRON/STEEL - 2.4%
8,500	AK Steel Holding Corp. *	37,995

	LEISURE TIME - 2.9%
2,800	Travelport Worldwide Ltd.	46,760

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015

Shares		Value
	MEDIA - 5.7%
2,300	Time Inc	$51,612
2,025	Tribune Publishing Co	39,285
		90,897
	MINING - 3.9%
1,750	US Silica Holdings, Inc.	62,318

	MISCELLANEOUS MANUFACTURING - 4.3%
1,866	Myers Industries, Inc.	32,711
300	Parker-Hannifin Corp	35,634
		68,345
	OIL & GAS - 6.3%
5,703	California Resources Corp.	43,400
1,930	Chesapeake Energy Corp.	27,329
7,010	Seventy Seven Energy, Inc. *	29,092
		99,821
	OIL & GAS SERVICES - 2.1%
1,535	NOW, Inc. *	33,217

	PACKAGING & CONTAINERS - 3.6%
1,250	Sealed Air Corp.	56,950

	PHARMACEUTICALS - 5.6%
2,522	OPKO Health, Inc. *	35,737
270	Valeant Pharmaceuticals International, Inc. *	53,627
		89,364
	REAL ESTATE INVESTMENT TRUSTS - 4.5%
1,475	Brixmor Property Group, Inc.	39,161
2,032	Invesco Mortgage Capital, Inc.	31,557
		70,718
	RETAIL - 1.9%
665	Bob Evans Farms, Inc.	30,763

	SOFTWARE - 3.0%
4,000	Allscripts Healthcare Solutions, Inc. *	47,840

	TOTAL COMMON STOCKS (Cost $1,595,748)	1,553,544

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015

Shares		Value
	SHORT-TERM INVESTMENT- 2.4%
	MONEY MARKET FUND - 2.4%
38,326	Fidelity Institutional Money Market Funds -	$38,326
	Money Market Portfolio, 0.09%** (Cost $38,326)

	TOTAL INVESTMENTS - 100.4% (Cost $1,634,074) (a)	$1,591,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(5,864)
	NET ASSETS - 100.0%	$1,586,006

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,637,106 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$97,783
Unrealized Depreciation:	(143,019)
Net Unrealized Depreciation:	$(45,236)

*Non-Income producing security.

** Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2015

	AlphaCentric Asset Rotation Fund	AlphaCentric Smart Money Fund
ASSETS
Investment securities:
At cost	$67,408,100	$1,634,074
At value	$65,829,663	$1,591,870
Receivable for securities sold	993,416	—
Receivable for Fund shares sold	362,601	—
Dividends and interest receivable	53	2,368
Due from Manager	—	3,940
Prepaid expenses and other assets	26,092	11,066
TOTAL ASSETS	67,211,825	1,609,244

LIABILITIES
Due to Custodian	874,117	—
Payable for Fund shares repurchased	88,349	—
Management fees payable	73,965	—
Distribution (12b-1) fees payable	24,309	979
Fees payable to other related parties	7,097	3,009
Accrued Trustee fees and expenses	795	1,795
Accrued expenses and other liabilities	18,356	17,455
TOTAL LIABILITIES	1,086,988	23,238
NET ASSETS	$66,124,837	$1,586,006

Composition of Net Assets:
Paid in capital	$66,653,597	$1,680,193
Accumulated net investment loss	—	(1,484)
Accumulated net realized gain (loss) from security transactions	1,049,677	(50,499)
Net unrealized depreciation on investments	(1,578,437)	(42,204)
NET ASSETS	$66,124,837	$1,586,006

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2015

	AlphaCentric Asset Rotation Fund		AlphaCentric Smart Money Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$43,358,465		$1,129,089
Shares of beneficial interest outstanding (a)	4,287,435		118,434
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$10.11	(b)	$9.53	(b)
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$10.73		$10.11

Class C Shares:
Net Assets	$1,926,107		$104,026
Shares of beneficial interest outstanding (a)	190,600		10,936
Net asset value (Net Assets ÷ Shares Outstanding), offering price,
and redemption price per share	$10.11	(b)	$9.51	(b)

Class I Shares:
Net Assets	$20,840,265		$352,891
Shares of beneficial interest outstanding (a)	2,059,752		36,978
Net asset value (Net Assets ÷ Shares Outstanding), offering price,
and redemption price per share	$10.12		$9.54

(a) Unlimited number of shares of beneficial interest authorized, no par value.

(b) The NAV and offering price shown above differs from the traded NAV on March 31, 2015 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2015

	AlphaCentric Asset Rotation Fund (a)	AlphaCentric Smart Money Fund (b)
INVESTMENT INCOME
Dividends	$497,048	$11,422
Interest	1,019	45
TOTAL INVESTMENT INCOME	498,067	11,467

EXPENSES
Management fees	321,052	9,057
Distribution (12b-1) fees:
Class A	45,560	901
Class C	4,815	469
Administrative fees	30,254	7,730
MFund service fees	27,728	3,992
Registration fees	16,319	6,835
Audit fees	11,000	11,000
Compliance officer fees	10,288	8,560
Non 12b-1 shareholder servicing fees	7,728	658
Legal fees	7,493	7,465
Printing and postage expenses	5,686	4,586
Custodian fees	4,591	3,715
Trustees fees and expenses	3,150	4,150
Insurance expense	768	28
Other expenses	3,985	3,986
TOTAL EXPENSES	500,417	73,132

Less: Fees waived\expenses reimbursed by the Manager	(135,276)	(62,785)
NET EXPENSES	365,141	10,347

NET INVESTMENT INCOME	132,926	1,120

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	1,129,111	(50,499)
Net change in unrealized depreciation on:
Investments	(1,578,437)	(42,204)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(449,326)	(92,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(316,400)	$(91,583)

(a) AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

(b) AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF CHANGES IN NET ASSETS

	AlphaCentric Asset Rotation Fund (a)	AlphaCentric Smart Money Fund (b)
	For the Period Ended March 31, 2015	For the Period Ended March 31, 2015
FROM OPERATIONS
Net investment income	$132,926	$1,120
Net realized gain (loss) from investments	1,129,111	(50,499)
Net change in unrealized depreciation on investments	(1,578,437)	(42,204)
Net decrease in net assets resulting from operations	(316,400)	(91,583)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(140,910)	(1,679)
Class C	(3,518)	(7)
Class I	(67,932)	(925)
Total distributions to shareholders	(212,360)	(2,611)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	48,460,288	1,254,956
Class C	1,981,422	111,992
Class I	24,653,273	934,392
Net asset value of shares issued in reinvestment of distributions:
Class A	140,548	1,677
Class C	1,722	7
Class I	67,105	707
Payments for shares repurchased:
Class A	(5,024,417)	(96,439)
Class C	(39,380)	(7,452)
Class I	(3,586,964)	(519,640)
Net increase in net assets from shares of beneficial interest	66,653,597	1,680,200

TOTAL INCREASE IN NET ASSETS	66,124,837	1,586,006
NET ASSETS
Beginning of Period	—	—
End of Period *	$66,124,837	$1,586,006
*Includes accumulated net investment loss of:	$—	$(1,484)

(a) AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

(b) AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF CHANGES IN NET ASSETS

	AlphaCentric Asset Rotation Fund (a)	AlphaCentric Smart Money Fund (b)
	For the Period Ended March 31, 2015	For the Period Ended March 31, 2015
SHARE ACTIVITY
Class A:
Shares Sold	4,769,718	128,327
Shares Reinvested	13,347	174
Shares Repurchased	(495,630)	(10,067)
Net increase in shares of beneficial interest outstanding	4,287,435	118,434

Class C:
Shares Sold	194,247	11,714
Shares Reinvested	163	1
Shares Repurchased	(3,810)	(779)
Net increase in shares of beneficial interest outstanding	190,600	10,936

Class I:
Shares Sold	2,410,891	94,913
Shares Reinvested	6,373	73
Shares Repurchased	(357,512)	(58,008)
Net increase in shares of beneficial interest outstanding	2,059,752	36,978

(a) AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

(b) AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Period Ended March 31, 2015 (1)	Period Ended March 31, 2015 (1)	Period Ended March 31, 2015 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.03)	0.05
Net realized and unrealized
gain on investments (9)	0.13	0.18	0.12
Total from investment operations	0.16	0.15	0.17

Less distributions from:
Net investment income	(0.05)	(0.04)	(0.05)
Total distributions	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$10.11	$10.11	$10.12

Total return (3)(6)	1.55%	1.47%	1.72%
Net assets, at end of period (000s)	$43,358	$1,926	$20,840
Ratio of gross expenses to average net assets before
expense reimbursement or recapture (4)(5)(7)	1.98%	2.73%	1.73%
Ratio of net expenses to average net assets
after expense reimbursement or recapture (5)(7)	1.49%	2.24%	1.24%
Ratio of net investment income (loss)
to average net assets (5)(7)(8)	0.43%	(0.44)%	0.85%
Portfolio Turnover Rate (6)	238%	238%	238%

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.
(2)	Per share amounts calculated using the average shares method.
(3)
Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	Annualized.
(6)	Not annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(9)
Reaized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C		Class I
	Period Ended March 31, 2015 (1)	Period Ended March 31, 2015 (1)		Period Ended March 31, 2015 (1)
Net asset value, beginning of period	$10.00	$10.00		$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.00 (7)	(0.05)		0.02
Net realized and unrealized
loss on investments	(0.45)	(0.44)		(0.46)
Total from investment operations	(0.45)	(0.49)		(0.44)

Less distributions from:
Net investment income	(0.02)	(0.00	) (7)	(0.02)
Total distributions	(0.02)	(0.00)		(0.02)
Net asset value, end of period	$9.53	$9.51		$9.54

Total return (3)(6)	(4.51)%	(4.89)%		(4.38)%
Net assets, at end of period (000s)	$1,129	$104		$353
Ratio of gross expenses to average net assets before
expense reimbursement or recapture (4)(5)	7.88%	8.63%		7.63
Ratio of net expenses to average net assets
after expense reimbursement or recapture (5)	1.49	2.24%		1.24
Ratio of net investment income (loss)
to average net assets (5)	0.07%	(0.84)%		0.41%
Portfolio Turnover Rate (6)	119%	119%		119%

(1)	The AlphaCentric Smart Money Fund Class A, C and I shares commenced operations on July 31, 2014.
(2)	Per share amounts calculated using the average shares method.
(3)
Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	Annualized.
(6)	Not annualized.
(7)	Amount represents less that $.005 per share.

See accompanying notes to financial statements.

AlphaCentric Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

(1)     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified series of the Trust. The Funds investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Smart Money Fund commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s sub-advisor is Catalyst Capital Advisors LLC.

The Funds offer three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)      Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AlphaCentric Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds’ assets measured at fair value:

AlphaCentric Asset Rotation Fund
Assets
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds(b)	$65,829,663	$—	$65,829,663
Total	$65,829,663	$—	$65,829,663

AlphaCentric Smart Money Fund
Assets
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(c)	$1,553,544	$—	$1,553,544
Short-Term Investments	38,326	—	38,326
Total	$1,591,870	$—	$1,591,870

(a) As of and during the period ended March 31, 2015, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.
(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Portfolio of Investments.
(c) For a detailed break-out of common stocks by industry, by please refer to the Portfolio of Investments.

              During the period ended March 31, 2015, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)           Federal Income Tax - The Funds have qualified and intend to continue to qualify as a regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

              As of and during the period ended March 31, 2015, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2015, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for the open tax years of 2015 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c)           Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d)           Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are

AlphaCentric Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)          Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)          Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)          Redemption Fees and Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Class C also has a CDSC of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the period ended March 31, 2015, there were no redemption fees paid to the AlphaCentric Asset Rotation Fund or AlphaCentric Smart Money Fund and there were no in CDSC fees paid to the Manager for either Fund.

(2)          INVESTMENT TRANSACTIONS

          For the period ended March 31, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

AlphaCentric Asset Rotation Fund
Purchases	Sales
$166,838,772	$100,559,782

AlphaCentric Smart Money Fund
Purchases	Sales
$3,035,753	$1,371,912

(3)          MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

          AlphaCentric acts as investment manager to the Funds (the “Manager”) pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25 % of average net assets of the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, respectively, such fee to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended March 31, 2015, management fees of $321,052 and $9,057 were incurred by the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.24% of average daily net assets for the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money

AlphaCentric Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

Fund, through July 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended March 31, 2015, the Manager has waived/reimbursed expenses of the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund that may be recovered no later than March 31 for the years indicated below:

2018
AlphaCentric Asset Rotation Fund	$135,276

AlphaCentric Smart Money Fund	$62,785

          The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For M Fund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended March 31, 2015, the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund incurred $27,728 and $3,992 for such fees, respectively.

          A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust and sub-advisor to AlphaCentric Smart Money Fund), and is not paid any fees directly by the Trust for serving in such capacities.

          Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

          Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

          The Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Funds, are paid a quarterly retainer of $350 and receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

          The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

          Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

          For the period ended March 31, 2015, the AlphaCentric Asset Rotation Fund received $62,852 and AlphaCentric Smart Money Fund received $5,936 in underwriter commissions from the sale of shares of the Fund.

(4)      DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2015 was as follows:

	For the period ended March 31, 2015
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
AlphaCentric Asset Rotation Fund	$212,360	$—	$212,360
AlphaCentric Smart Money Fund	2,611	—	2,611

AlphaCentric Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
AlphaCentric Asset Rotation Fund	$1,476,221	$—	$—	$—	$(2,004,981)	$(528,760)
AlphaCentric Smart Money Fund	—	—	(1,202)	(47,749)	(45,236)	(94,187)

The difference between book basis and tax basis unrealized depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The AlphaCentric Smart Money Fund incurred and elected to defer such capital losses of $46,265.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The AlphaCentric Smart Money Fund incurred and elected to defer such late year losses of $1,484.

At March 31, 2015, the AlphaCentric Smart Money Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:
	Non-Expiring
Fund	Short-Term	Long-Term	Total
AlphaCentric Smart Money Fund	1,202	-	1,202

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, resulted in reclassifications for the following Funds for the period ended March 31, 2015 as follows:

Fund	Paid In Capital	Undistributed Net Income Investment	Accumulated Net Realized (Loss Gains (Loss)
AlphaCentric Asset Rotation Fund	$—	$79,434	$(79,434)
AlphaCentric Smart Money Fund	(7)	7	—

(5)          UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of each Fund may be directly affected by the performance of the iShares 20+ Year Treasury Bond ETF and the Vanguard Extended Market ETF. The financial statements of the iShares 20+ Year Treasury Bond ETF, including the portfolio of investments, can be found at iShares’s website www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. The financial statements of the Vanguard Extended Market ETF, including the portfolio of investments, can be found at Vanguard’s website https://advisors.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015, the percentage of net assets invested in the iShares 20+ Year Treasury Bond ETF was 67.1% and the percentage of net assets invested in the Vanguard Extended Market ETF was 32.5% for AlphaCentric Asset Rotation Fund.

(6)          SUBSEQUENT EVENTS

     Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund and Board of Trustees of Mutual Fund Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of March 31, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period July 31, 2014 (commencement of operations) through March 31, 2015. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, as of March 31, 2015, the results of their operations, changes in their net assets, and the financial highlights for the period July 31, 2014 (commencement of operations) through March 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 29, 2015

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700

Registered with the Public Company Accounting Oversight Board.

AlphaCentric Funds

EXPENSE EXAMPLES

March 31, 2015 (Unaudited)

As a shareholder of AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period*	Ending Account Value 3/31/15	Expenses Paid During Period

AlphaCentric Asset Rotation Fund – Class A	1.49%	$1,000.00	$1,025.80	$7.53	$1,017.50	$7.49
AlphaCentric Asset Rotation Fund – Class C	2.24%	$1,000.00	$1,026.00	$11.31	$1.013.76	$11.25
AlphaCentric Asset Rotation Fund – Class I	1.24%	$1,000.00	$1,026.50	$6.26	$1,018.75	$6.24

AlphaCentric Smart Money Fund – Class A	1.49%	$1,000.00	$985.40	$7.38	$1,017.50	$7.49
AlphaCentric Smart Money Fund – Class C	2.24%	$1,000.00	$985.60	$11.09	$1,013.76	$11.25
AlphaCentric Smart Money Fund – Class I	1.24%	$1,000.00	$985.80	$6.14	$1,018.75	$6.24

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

AlphaCentric

Additional Information (Unaudited)

March 31, 2015

          Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

          The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

          Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)

March 31, 2015

Independent Trustees

Name, Address	Position(s)	Term and	Principal	Number of	Other Directorships Held
Year of Birth	Held	Length	Occupation(s)	Portfolios	During Past 5 Years
	with	Served*	During Past 5	Overseen In
	Registrant		Years	The Fund
Complex**
Tobias Caldwell	Trustee	Since	Manager of	40	Variable Insurance Trust
c/o Mutual Fund		6/2006	Genovese Family		since 2010
Series Trust			Enterprises, a real
17605 Wright			estate firm, since
Street,			1999. Managing
Omaha NE 68130			Member of PTL
Year of Birth: 1967			Real Estate LLC, a
real
estate/investment
firm, since 2000.
Managing Member
of Bear Properties,
LLC, a real estate
firm, since 2006.
President of
Genovese Imports,
an importer/
distributor of wine,
from 2005 to 2011.

Tiberiu Weisz	Trustee	Since	Attorney with and	40	Variable Insurance Trust
c/o Mutual Fund		6/2006	shareholder of		since 2010
Series Trust			Gottlieb, Rackman
17605 Wright			& Reisman, P.C.,
Street,			since 1994.
Omaha NE 68130
Year of Birth: 1949

Dr. Bert Pariser	Trustee	Since	Managing Partner	40	Variable Insurance Trust
c/o MITCU		5/2007	of The MITCU		since 2010
Corporation			Corporation, a
860 East Broadway,			technology
Suite 2D, Long			consulting firm
Beach, NY 11561			since 2004. Faculty
Year of Birth: 1940			Member Technical
Career Institutes,
since 1991.

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2015

Interested Trustee*** and Officers

				Number of	Other
	Position(s)			Portfolios	Directorshi
	Held	Term and		Overseen In	ps Held
Name, Address,	with	Length	Principal Occupation(s)	The Fund	During Past
Year of Birth	Registrant	Served*	During Past 5 Years	Complex**	5 Years
Jerry Szilagyi	Trustee and	Trustee	Managing Member, Catalyst	40	Variable
36 N. New York	President	since	Capital Advisors LLC,		Insurance
Avenue		7/2006;	1/2006- present; Member,		Trust since
Huntington,		President	AlphaCentric Advisors		2010
NY 11743		since 2/2012	LLC, 2/2014 to Present;
Year of			Member, Catalyst Mutuals
Birth: 1962			Fund Distributors LLC,
12/2014-present; President,
MFund Distributors LLC,
10/2012-present; President,
MFund Services LLC,
1/2012 - Present; President,
Abbington Capital Group
LLC, 1998-present;
President, Cross Sound
Capital LLC, 6/2011 to
10/2013; President, USA
Mutuals, Inc., 3/2011 to
present; CEO,
ThomasLloyd Global Asset
Management (Americas)
LLC, 9/2006 to 2010.

Erik Naviloff	Treasurer	Since	Vice President – Fund	N/A	N/A
80 Arkay Drive		4/2012	Administration, Gemini
Hauppauge, New			Fund Services, LLC, since
York 11788			2011; Assistant Vice
Year of			President, Gemini Fund
Birth: 1968			Services, 2007 - 2012.

Aaron Smith	Assistant	Since	Manager - Fund	N/A	N/A
80 Arkay Drive.	Treasurer	11/2013	Administration, Gemini
Hauppauge, New			Fund Services, LLC, since
York 11788			2012; Authorized Officer,
Year of			UBS Global Asset
Birth: 1974			Management, a business
division of UBS AG, 2010-
2012.

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2015

Brian Curley	Assistant	Since	Assistant Vice President,	N/A	N/A
80 Arkay Drive.	Treasurer	11/2013	Gemini Fund Services,
Hauppauge, New			LLC, since 2012; Senior
York 11788			Controller of Fund
Year of			Treasury, The Goldman
Birth: 1970			Sachs Group, Inc., 2008 –
2012.

Sam Singh	Assistant	Since	Vice President, Gemini	N/A	N/A
80 Arkay Drive.	Treasurer	2/2015	Fund Services, LLC since
Hauppauge, New			1/2015; Assistant Vice
York 11788			President, Gemini Fund
Year of			Services, LLC, 2011-
Birth: 1976			12/2014; Assistant Vice
President of Fund
Administration, BNY
Mellon, 2007-2011.

Frederick J.	Chief	Since	Associate, MFund Services	N/A	N/A
Schmidt	Compliance	5/2015	LLC since 5/2015; Director
36 N. New York	Officer		& Chief Compliance
Avenue			Officer, Citi Fund Services,
Huntington, NY			2010-2015; Senior Vice
11743			President & Chief
Year of Birth:			Compliance Officer, Citi
1959			Fund Services, 2004-2010.

Jennifer A. Bailey	Secretary	Secretary	Director of Legal Services,
36 N. New York		since 4/2014	MFund Services LLC,	N/A	N/A
Avenue			2/2012 to present; Attorney,
Huntington, NY			Weiss & Associates,
11743			12/2008 to 6/2010.
Year of Birth: 1968

*The term of office of each Trustee is indefinite.
**The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.
***The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

**********************
You should read this Supplement in conjunction with each Fund’s current Prospectus and SAI, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	•	Social Security number and wire transfer instructions
	•	account transactions and transaction history
	•	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your	Does Mutual Fund Series	Can you limit this
personal information:	Trust share information?	sharing?
For our everyday business purposes
- such as to process your transactions,
maintain your account(s), respond to	YES	NO
court orders and legal investigations,
or report to credit bureaus.
For our marketing purposes - to	NO
offer our products and services to you.		We don’t share
For joint marketing with other	NO	We don’t share
financial companies.
For our affiliates’ everyday
business purposes - information	NO	We don’t share
about your transactions and records.
For our affiliates’ everyday
business purposes - information	NO	We don’t share
about your credit worthiness.
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS? Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

What we do:
How does Mutual Fund Series Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

We collect your personal information, for example, when you
How does Mutual Fund Series Trust
collect my personal information?	•	open an account or deposit money
	•	direct us to buy securities or direct us to sell your securities
	•	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies
Federal law gives you the right to limit only:
Why can’t I limit all sharing?
	•	sharing for affiliates’ everyday business purposes
information about your creditworthiness.
	•	affiliates from using your information to market to you.
	•	sharing for non-affiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.

	•	Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.

	•	Mutual Fund Series Trust does not share with non-affiliates
so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	•	Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentric Advisors, LLC
22 High Street
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Audit Services, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year is as follows:

Trust Series	2015
AlphaCentric Asset Rotation Fund	$11,000
AlphaCentric Smart Money Fund	$11,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2015
AlphaCentric Asset Rotation Fund	2,500
AlphaCentric Smart Money Fund	2,500

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended March 31, 2015.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended March 31, 2015 and is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: June 9, 2015